Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Eastern Space Systems [Member]
Schedule of Acquisition
Cash and cash equivalents	27
Working capital, net	(2,176)
Fixed assets	655
Intangible assets	2,200
Other liabilities	(750)
Goodwill	4,691
Long term deferred tax	(352)
Total Fair Value	4,295
Contingent consideration in respect of acquisition classified as liability	(422)
Share settled contingent consideration in respect of acquisition classified as equity	(773)
Cash Paid	(3,100)

Satlink Communications Ltd [Member]
Schedule of Acquisition
Cash and cash equivalents	1,397
Working capital, net	(6,887)
Fixed assets	8,725
Other liabilities	(217)
Intangible assets	750
Long term deferred tax	(270)
Goodwill	15,550

Total Fair Value	19,048
Cash Paid	(19,048)

Schedule of pro forma result of operation
	Year ended December 31
	2014	2015
Pro form revenues	161,983	152,531
Pro forma net income	3,766	5,644